Financial Assets at Amortised Cost (Details) - Schedule of Instruments at Amortized Cost - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Instruments Classified as Debt Instruments at Amortized Cost [Line Items]
Rights under repurchase agreements	$ (427,983)	$ (153,087)
Debt financial instruments	5,525,242	5,176,005
Interbank loans	68,176	31,282
Loans and account receivable from customers	39,642,246	40,099,872
Financial assets at amortised cost	45,663,647	45,460,246
Gross balance
Schedule of Instruments Classified as Debt Instruments at Amortized Cost [Line Items]
Rights under repurchase agreements	(428,146)	(153,135)
Impairment on debt financial instruments
Schedule of Instruments Classified as Debt Instruments at Amortized Cost [Line Items]
Rights under repurchase agreements	(163)	(48)
Debt financial instruments	(1,145)	(1,074)
Foreign banks
Schedule of Instruments Classified as Debt Instruments at Amortized Cost [Line Items]
Interbank loans	68,176	31,282
Foreign banks | Gross balance
Schedule of Instruments Classified as Debt Instruments at Amortized Cost [Line Items]
Rights under repurchase agreements	(277,410)	0
Other Chilean entities transactions | Gross balance
Schedule of Instruments Classified as Debt Instruments at Amortized Cost [Line Items]
Rights under repurchase agreements	(150,736)	(153,135)
Chilean Central Bank and Government securities | Gross balance
Schedule of Instruments Classified as Debt Instruments at Amortized Cost [Line Items]
Debt financial instruments	5,098,597	4,852,552
Foreign debt financial instruments | Gross balance
Schedule of Instruments Classified as Debt Instruments at Amortized Cost [Line Items]
Debt financial instruments	427,790	324,527
Commercial loans
Schedule of Instruments Classified as Debt Instruments at Amortized Cost [Line Items]
Loans and account receivable from customers	16,723,429	17,135,751
Mortgage loans
Schedule of Instruments Classified as Debt Instruments at Amortized Cost [Line Items]
Loans and account receivable from customers	17,194,110	17,333,399
Consumer loans
Schedule of Instruments Classified as Debt Instruments at Amortized Cost [Line Items]
Loans and account receivable from customers	$ 5,724,707	$ 5,630,722